10-Q Business segment data (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 785,189,000	$ 711,813,000	$ 1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	$ 2,228,930,000	$ 2,178,002,000
EBITDA:	125,115,000	87,318,000	111,008,000	69,126,000	306,740,000	293,406,000	304,959,000
Pacific
Segment Reporting Information [Line Items]
Revenues	142,155,000	128,412,000	209,941,000	213,761,000	468,589,000	427,229,000	454,318,000
Northwest
Segment Reporting Information [Line Items]
Revenues	178,734,000	150,785,000	294,618,000	255,575,000	598,774,000	474,941,000	413,723,000
Mountain
Segment Reporting Information [Line Items]
Revenues	175,754,000	170,419,000	236,372,000	228,888,000	541,910,000	479,543,000	450,852,000
North Central
Segment Reporting Information [Line Items]
Revenues	187,602,000	167,238,000	208,576,000	190,062,000	607,311,000	561,661,000	567,473,000
Other
Segment Reporting Information [Line Items]
Revenues	100,944,000	94,959,000	143,582,000	133,492,000	318,145,000	285,556,000	291,636,000
Operating Segments
Segment Reporting Information [Line Items]
Revenues	834,890,000	762,704,000	1,132,052,000	1,069,800,000	2,218,896,000	1,946,679,000	1,892,304,000
EBITDA:	119,769,000	83,145,000	99,680,000	69,048,000	297,316,000	285,066,000	277,626,000
Operating Segments | Pacific
Segment Reporting Information [Line Items]
Revenues	142,155,000	128,412,000	209,941,000	213,761,000	468,589,000	427,229,000	454,318,000
EBITDA:	22,041,000	15,198,000	18,928,000	20,631,000	55,839,000	67,124,000	79,136,000
Operating Segments | Northwest
Segment Reporting Information [Line Items]
Revenues	178,734,000	150,785,000	294,618,000	255,575,000	598,774,000	474,941,000	413,723,000
EBITDA:	40,706,000	23,196,000	53,844,000	35,976,000	103,885,000	80,624,000	74,360,000
Operating Segments | Mountain
Segment Reporting Information [Line Items]
Revenues	175,754,000	170,419,000	236,372,000	228,888,000	541,910,000	479,543,000	450,852,000
EBITDA:	32,561,000	28,643,000	26,014,000	20,601,000	72,604,000	65,017,000	52,407,000
Operating Segments | North Central
Segment Reporting Information [Line Items]
Revenues	187,602,000	167,238,000	208,576,000	190,062,000	607,311,000	561,661,000	567,473,000
EBITDA:	24,461,000	16,108,000	894,000	(8,160,000)	64,988,000	72,301,000	71,723,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(167,663,000)	(169,232,000)	(207,248,000)	(215,266,000)	(37,205,000)	(35,132,000)	(40,174,000)
Intersegment Eliminations | Pacific
Segment Reporting Information [Line Items]
Revenues	26,483,000	30,053,000	37,779,000	46,201,000	0	55,000	148,000
Intersegment Eliminations | Northwest
Segment Reporting Information [Line Items]
Revenues	35,322,000	27,963,000	48,290,000	42,106,000	1,444,000	3,102,000	2,414,000
Intersegment Eliminations | Mountain
Segment Reporting Information [Line Items]
Revenues	34,796,000	37,504,000	40,710,000	41,566,000	120,000	26,000	18,000
Intersegment Eliminations | North Central
Segment Reporting Information [Line Items]
Revenues	54,044,000	50,330,000	55,766,000	51,641,000	747,000	122,000	3,358,000
Intersegment Eliminations | Other
Segment Reporting Information [Line Items]
Revenues	17,018,000	23,382,000	24,703,000	33,752,000	34,894,000	31,827,000	34,236,000
Total intersegment operating revenues
Segment Reporting Information [Line Items]
Revenues	167,663,000	169,232,000	207,248,000	215,266,000	37,205,000	35,132,000	40,174,000
All Other
Segment Reporting Information [Line Items]
Revenues	117,962,000	118,341,000	168,285,000	167,244,000	353,038,000	317,383,000	325,872,000
EBITDA:	5,346,000	4,173,000	11,328,000	78,000	9,424,000	8,340,000	27,333,000
All Other | Other
Segment Reporting Information [Line Items]
Revenues	100,944,000	94,959,000	143,582,000	133,492,000	318,145,000	285,556,000	291,636,000
EBITDA:	$ 5,346,000	$ 4,173,000	$ 11,328,000	$ 78,000	$ 9,424,000	$ 8,340,000	$ 27,333,000